SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07732

                 AllianceBernstein Global High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                      Date of fiscal year end: March 31

             Date of reporting period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07732
Reporting Period: 07/01/2016 - 06/30/2017
AllianceBernstein Global High Income Fund, Inc.









=============== AllianceBernstein Global High Income Fund, Inc. ================


BERRY PETROLEUM COMPANY

Ticker:       BRY            Security ID:  085789AF2
Meeting Date: JAN 20, 2017   Meeting Type: Written Consent
Record Date:  DEC 02, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Plan                        None      For          Management
2     Opt Out of the Third Party Release      None      Against      Management


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CAESARS ENTERTAINMENT OPERATING COMPANY, INC.

Ticker:                      Security ID:  413627BL3
Meeting Date: NOV 21, 2016   Meeting Type: Written Consent
Record Date:  JUN 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management


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CAESARS ENTERTAINMENT OPERATING COMPANY, INC.

Ticker:                      Security ID:  413627BM1
Meeting Date: NOV 21, 2016   Meeting Type: Written Consent
Record Date:  JUN 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management


--------------------------------------------------------------------------------

ENERGY XXI LTD

Ticker:       EXXIQ          Security ID:  29276KAQ4
Meeting Date: DEC 09, 2016   Meeting Type: Written Consent
Record Date:  JUL 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Opt Out Of The Release Contained in     None      Did Not Vote Management
      Article VII


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GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: FEB 27, 2017   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposals                         For       For          Management


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GOODMAN NETWORKS, INC.

Ticker:                      Security ID:  38239HAC9
Meeting Date: APR 03, 2017   Meeting Type: Written Consent
Record Date:  MAR 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept the Plan                         None      For          Management
2     Opt Out of the Third Party Release      None      Abstain      Management


--------------------------------------------------------------------------------

LINN ENERGY, LLC

Ticker:       LINEQ          Security ID:  536022AC0
Meeting Date: JAN 12, 2017   Meeting Type: Written Consent
Record Date:  DEC 02, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Plan                        None      For          Management
2     Opt Out of the Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

LINN ENERGY, LLC

Ticker:       LINEQ          Security ID:  536022AJ5
Meeting Date: JAN 12, 2017   Meeting Type: Written Consent
Record Date:  DEC 02, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Plan                        None      For          Management
2     Opt Out of the Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NNHE           Security ID:  64007R109
Meeting Date: DEC 01, 2016   Meeting Type: Annual
Record Date:  NOV 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter B. Alderman        For       For          Management
1.2   Elect Director Timothy J. Bernlohr      For       For          Management
1.3   Elect Director James N. Chapman         For       For          Management
1.4   Elect Director John H. Forsgren         For       For          Management
1.5   Elect Director Walter A. Jones          For       For          Management
1.6   Elect Director Ted S. Lodge             For       For          Management
1.7   Elect Director Mark R. Richards         For       For          Management
1.8   Elect Director Thomas J. Riordan        For       For          Management
1.9   Elect Director Michael A. Snyder        For       For          Management


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAA7
Meeting Date: SEP 15, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAB5
Meeting Date: SEP 15, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAA7
Meeting Date: MAY 31, 2017   Meeting Type: Written Consent
Record Date:  APR 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Proposed Plan (for =        None      For          Management
      Accept, Against = Reject)
2     Opt Out Of The Releases By Holders Of   None      Abstain      Management
      Claims And Interests. (for = Opt Out,
      Abstain = Do Not Opt Out)


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAB5
Meeting Date: MAY 31, 2017   Meeting Type: Written Consent
Record Date:  APR 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Proposed Plan (for =        None      For          Management
      Accept, Against = Reject)
2     Opt Out Of The Releases By Holders Of   None      Abstain      Management
      Claims And Interests. (for = Opt Out,
      Abstain = Do Not Opt Out)


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAQ2
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAT6
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAU3
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Abstain      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 15, 2017   Meeting Type: Annual
Record Date:  APR 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director James D. Bennett         For       For          Management
1B    Elect Director Michael L. Bennett       For       For          Management
1C    Elect Director John V. Genova           For       For          Management
1D    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1E    Elect Director David J. Kornder         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


--------------------------------------------------------------------------------

TERVITA CORP.

Ticker:                      Security ID:  88156LAA8
Meeting Date: NOV 30, 2016   Meeting Type: Special
Record Date:  OCT 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: Approve the      For       For          Management
      Arrangement


--------------------------------------------------------------------------------

TERVITA CORP.

Ticker:                      Security ID:  88156LAF7
Meeting Date: NOV 30, 2016   Meeting Type: Special
Record Date:  OCT 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: Approve the      For       For          Management
      Arrangement


--------------------------------------------------------------------------------

TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC

Ticker:       VSTE-US        Security ID:  882330AM5
Meeting Date: AUG 03, 2016   Meeting Type: Written Consent
Record Date:  JUN 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Opt Out Of The Releases                 None      Did Not Vote Management


--------------------------------------------------------------------------------

TRAVELPORT WORLDWIDE LIMITED

Ticker:       TVPT           Security ID:  G9019D104
Meeting Date: JUN 16, 2017   Meeting Type: Annual
Record Date:  APR 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Douglas M. Steenland     For       For          Management
1b    Elect Director Gordon A. Wilson         For       For          Management
1c    Elect Director Elizabeth L. Buse        For       For          Management
1d    Elect Director Steven R. Chambers       For       For          Management
1e    Elect Director Michael J. Durham        For       For          Management
1f    Elect Director Scott E. Forbes          For       For          Management
1g    Elect Director Douglas A. Hacker        For       For          Management
1h    Elect Director John B. Smith            For       For          Management
2     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

VANTAGE DRILLING COMPANY

Ticker:       VTGDF          Security ID:  G9325C113
Meeting Date: AUG 04, 2016   Meeting Type: Special
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Association           For       Against      Management


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WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387102
Meeting Date: MAY 02, 2017   Meeting Type: Annual
Record Date:  MAR 09, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Philip E. Doty           For       For          Management
1.2   Elect Director Carin  S. Knickel        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Global High Income
                                           Fund, Inc.


                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2017


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund. Inc.

-Alliance California Municipal Income Fund, Inc.

-Alliance New York Municipal Income Fund, Inc.

-The Ibero-America Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                        /s/ Robert M. Keith
                                                        ------------------------
                                                            Robert M. Keith


Dated: August 14, 2012